UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	  Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                        7/23/03
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President











UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 78
FORM 13F INFORMATION TABLE VALUE TOTAL:      $81,580


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name




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                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                            June 30, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ATI Technologies Inc.,         COM              001941103     1275 125000.00SH       Sole                125000.00
ATMI, Inc.                     COM              00207R101     1123 45000.00 SH       Sole                 45000.00
Acres Gaming Inc.              COM              004936100     1689 150000.00SH       Sole                150000.00
Alliance Gaming Corp New       COM              01859p609      946 50000.00 SH       Sole                 50000.00
American Pharmaceutical Partne COM              02886P109      814 24000.00 SH       Sole                 24000.00
Applied Molecular Evolution In COM              03823E108      659 160000.00SH       Sole                160000.00
ArvinMeritor, Inc.             COM              043353101      605 30000.00 SH       Sole                 30000.00
Asta Funding Inc.              COM              046220109     1320 55000.00 SH       Sole                 55000.00
Axsys Technologies, Inc.       COM              054615109     1446 150000.00SH       Sole                150000.00
Aztar Corporation              COM              054802103     1047 65000.00 SH       Sole                 65000.00
Bankatlantic Bankcorp A        COM              065908501     1189 100000.00SH       Sole                100000.00
Berkshire Hathaway B           COM              084670207     1215   500.00 SH       Sole                   500.00
Bitstream Inc.                 COM              091736108      845 370500.00SH       Sole                370500.00
Boyd Gaming Corporation        COM              103304101      863 50000.00 SH       Sole                 50000.00
Caremark Rx, Inc.              COM              141705103     1156 45000.00 SH       Sole                 45000.00
Celadon Group Inc.             COM              150838100      815 90000.00 SH       Sole                 90000.00
Checkers DriveIn Restaurants,  COM              162809305     1414 125000.00SH       Sole                125000.00
Chiquita Brands International, COM              170032809      725 50000.00 SH       Sole                 50000.00
Commercial Capital Bancorp, In COM              20162L105      775 50000.00 SH       Sole                 50000.00
Comstock Resources, Inc.       COM              205768203     1368 100000.00SH       Sole                100000.00
Cyberguard Corp.               COM              231910100     1243 175000.00SH       Sole                175000.00
D & K Healthcare Resources, In COM              232861104     1211 75000.00 SH       Sole                 75000.00
Devon Energy Corp.             COM              25179m103      748 14000.00 SH       Sole                 14000.00
Dollar Tree Stores             COM              256747106     1017 32000.00 SH       Sole                 32000.00
Dominion Resources, Inc.       COM              25746U109      289  4500.00 SH       Sole                  4500.00
Dot Hill Systems Corp.         COM              25848T109     1900 145000.00SH       Sole                145000.00
El Paso Corp.                  COM              28336L109      121 15000.00 SH       Sole                 15000.00
Entremed Inc.                  COM              29382F103      415 100000.00SH       Sole                100000.00
Fairchild Semiconductor Intern COM              303726103      895 70000.00 SH       Sole                 70000.00
Gart Sports Company            COM              366630101     1419 50000.00 SH       Sole                 50000.00
Gevity HR Inc.                 COM              374393106     1414 120000.00SH       Sole                120000.00
Grant Prideco, Inc.            COM              38821G101      881 75000.00 SH       Sole                 75000.00
Grey Wolf, Inc.                COM              397888108     2424 600000.00SH       Sole                600000.00
Hilb, Rogal & Hamilton Co.     COM              431294107      204  6000.00 SH       Sole                  6000.00
Hollis-Eden Pharmaceuticals, I COM              435902101      622 50000.00 SH       Sole                 50000.00
Hub International Ltd.         COM              44332P101      941 55000.00 SH       Sole                 55000.00
IDT Corp. CL B                 COM              448947309      880 50000.00 SH       Sole                 50000.00
IGEN International, Inc.       COM              449536101    10026 320000.00SH       Sole                320000.00
ILOG S.A.                      COM              452360100      753 90000.00 SH       Sole                 90000.00
InterActiveCorp.               COM              902984103     1180 30000.00 SH       Sole                 30000.00
Jos. A. Bank Clothiers, Inc.   COM              480838101      939 28000.00 SH       Sole                 28000.00
Kensey Nash Corp.              COM              490057106     1025 40000.00 SH       Sole                 40000.00
Lehman Brothers Holdings, Inc. COM              524908100      798 12000.00 SH       Sole                 12000.00
Lennar Corp.                   COM              526057104      715 10000.00 SH       Sole                 10000.00
Level 8 Systems, Inc.          COM              52729m102       96 300000.00SH       Sole                300000.00
Lexar Media Inc.               COM              52886P104      804 85000.00 SH       Sole                 85000.00
Maverick Tube Corp.            COM              577914104     1149 60000.00 SH       Sole                 60000.00
Medical Action Industry, Inc.  COM              58449L100      811 50000.00 SH       Sole                 50000.00
NMS Communications             COM              629248105      394 200000.00SH       Sole                200000.00
Netegrity, Inc.                COM              64110p107      300 50000.00 SH       Sole                 50000.00
Novell, Inc.                   COM              670006105      560 180000.00SH       Sole                180000.00
ON Technology Corp.            COM              68219P108      846 350000.00SH       Sole                350000.00
Optical Communication Products COM              68382T101      627 350000.00SH       Sole                350000.00
Patterson-UTI Energy Inc.      COM              703481101     1619 50000.00 SH       Sole                 50000.00
Pediatric Services of America  COM              705323103      201 30000.00 SH       Sole                 30000.00
Peerless Systems Corporation   COM              705536100      380 150000.00SH       Sole                150000.00
Penn-America Group             COM              707247102     1530 136000.00SH       Sole                136000.00
Pep Boys-Manny, Moe & Jack     COM              713278109      676 50000.00 SH       Sole                 50000.00
Pharmanetics Inc.              COM              71713J107      928 160000.00SH       Sole                160000.00
Pioneer Natural Resources Co.  COM              723787107     1044 40000.00 SH       Sole                 40000.00
Progress Energy Inc.           COM              743263105      220  5000.00 SH       Sole                  5000.00
Quaker Fabric Corp.            COM              747399103      665 100000.00SH       Sole                100000.00
Rite Aid Corp.                 COM              767754104     1780 400000.00SH       Sole                400000.00
SI International, Inc.         COM              78427v102     1044 80000.00 SH       Sole                 80000.00
Science Dynamics Corp.         COM              808631105       18 301000.00SH       Sole                301000.00
Spinnaker Exploration Co.      COM              84855W109     1048 40000.00 SH       Sole                 40000.00
Stanley Furniture Co., Inc.    COM              854305208     1095 40000.00 SH       Sole                 40000.00
TBC Corp.                      COM              872180104     1428 75000.00 SH       Sole                 75000.00
Telecommunication Systems, Inc COM              87929J103      590 285000.00SH       Sole                285000.00
TradeStation Group, Inc.       COM              89267P105     1025 100000.00SH       Sole                100000.00
U.S. Wireless Data Inc.        COM              912899408       70 500000.00SH       Sole                500000.00
Unifi, Inc.                    COM              904677101      660 106400.00SH       Sole                106400.00
Universal Compression Holdings COM              913431102     2295 110000.00SH       Sole                110000.00
Universal Stainless & Alloy Pr COM              913837100      356 55000.00 SH       Sole                 55000.00
Valero Energy Corp.            COM              91913Y100      908 25000.00 SH       Sole                 25000.00
WSFS Financial Corp.           COM              929328102      949 25000.00 SH       Sole                 25000.00
Wachovia Corp.                 COM              929903102      839 21000.00 SH       Sole                 21000.00
ebookers plc                   COM              278725106     1284 80000.00 SH       Sole                 80000.00
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